Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Changes in foreign exchange rates (Details) - Currency risk [member] € in Millions	Dec. 31, 2017 EUR (€)
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ 11
Increase in euro interest rates (as a percent)	10.00%
Decrease in euro interest rates (as a percent)	10.00%
United States of America, Dollars
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ 12
United Kingdom, Pounds
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(2)
Poland, Zlotych
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	1
Switzerland, Francs
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ (1)
Euro Member Countries, Euro
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Increase in euro interest rates (as a percent)	10.00%
Decrease in euro interest rates (as a percent)	10.00%
IFRS Parent Company [Member]
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ 13
IFRS Parent Company [Member] | United States of America, Dollars
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	14
IFRS Parent Company [Member] | United Kingdom, Pounds
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(2)
IFRS Parent Company [Member] | Poland, Zlotych
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	6
IFRS Parent Company [Member] | Switzerland, Francs
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(1)
IFRS Parent Company [Member] | Euro Member Countries, Euro
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Appreciation of sensitivity	(1)
Depreciation of sensitivity	€ 1